ALLOWANCES AND PROVISIONS - NON-CURRENT AND CURRENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Provisions and allowances - Non current
Non-current provisions, beginning of the year	$ 552,600
Non-current provisions, end of the year	585,854	$ 552,600
Allowance for doubtful accounts
Provisions and allowances - Non current
Non-current provisions, beginning of the year	4,545	6,430
Translation differences	576	(1,387)
Additions	7	0
Reversals	(616)	(34)
Transfers	0	0
Uses	(63)	(464)
Non-current provisions, end of the year	4,449	4,545
Provisions and allowances - Current
Current provisions, beginning of the year	47,808	53,045
Translation differences	3,066	(6,835)
Additions	2,360	9,089
Reversals	(3,261)	(3,489)
Transfers	0	0
Uses	(6,699)	(4,002)
Current provisions, end of the year	43,274	47,808
Legal claims and other matters
Provisions and allowances - Non current
Non-current provisions, beginning of the year	552,600	839,921
Translation differences	67,494	(163,514)
Additions	31,371	32,176
Reversals	(31,834)	(92,645)
Transfers	0	0
Uses	(33,777)	(63,338)
Non-current provisions, end of the year	585,854	552,600
Asset retirement obligation
Provisions and allowances - Non current
Non-current provisions, beginning of the year	80,543	104,455
Translation differences	10,205	(13,546)
Additions	32,266	14,597
Reversals	(2,537)	(1,900)
Transfers	8,513	(23,063)
Uses	0	0
Non-current provisions, end of the year	128,990	80,543
Provisions and allowances - Current
Current provisions, beginning of the year	17,818	7,332
Translation differences	2,344	(7,101)
Additions	19,885	12,294
Reversals	(15,450)	(17,770)
Transfers	(8,513)	23,063
Uses	0	0
Current provisions, end of the year	16,084	17,818
Obsolescence allowance
Provisions and allowances - Current
Current provisions, beginning of the year	122,152	200,024
Translation differences	4,068	(18,436)
Additions	53,679	57,550
Reversals	(48,214)	(46,581)
Transfers	0	0
Uses	(5,328)	(70,405)
Current provisions, end of the year	126,357	122,152
Provision for ongoing litigation related to the acquisition of a participation in Usiminas
Provisions and allowances - Current
Current provisions, beginning of the year	410,200	0
Translation differences	0	0
Additions	117,400	813,988
Reversals	0	(403,788)
Transfers	0	0
Uses	0	0
Current provisions, end of the year	$ 527,600	$ 410,200